UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2
(f/k/a Dryden Core Investment Fund)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2011

Date of reporting period:	4/30/2010

Item 1.	Schedule of Investments

Prudential Investment Portfolios 2/

Prudential Core Taxable Money Market Fund

Schedule of Investments

as of April 30, 2010 (Unaudited)

Principal Amount (000)	Description	Value

Certificates of Deposit 23.6%
	Bank of America N.A.
$ 75,000	0.200%, 5/04/10	$ 75,000,000
168,700	0.289%, 8/22/10, M.T.N.(a)	168,700,000
100,000	0.299%, 6/04/10(a)	100,000,000
	Bank of Tokyo Mitsubishi UFJ Ltd.
156,000	0.210%, 5/17/10	156,000,000
130,000	0.210%, 5/18/10	130,000,000
185,000	0.240%, 5/10/10	185,000,000
40,000	0.250%, 6/14/10	40,000,000
	Barclays Bank PLC
300,000	0.261%, 8/09/10(a)	300,000,000
35,000	0.269%, 8/02/10(a)	35,000,000
	BNP Paribas NY
100,000	0.220%, 5/07/10	100,000,000
95,000	0.220%, 6/02/10	95,000,000
185,000	0.240%, 5/20/10	185,000,000
50,000	0.240%, 5/21/10	50,000,000
	Chase Bank USA N.A.
100,000	0.250%, 6/11/10	100,000,000
	JPMorgan Chase Bank N.A.
366,000	0.190%, 5/13/10	366,000,000
	Mitsubishi UFJ Trust and Banking Corp.
80,000	0.260%, 5/05/10	80,000,000
100,000	0.280%, 5/19/10	100,000,000
	Royal Bank of Scotland PLC (The)
451,500	0.856%, 7/19/10(a)	451,500,000
	Societe Generale
215,000	0.210%, 5/04/10	215,000,000
	State Street Bank & Trust Co.
300,000	0.210%, 6/09/10	300,000,000
58,000	0.220%, 5/19/10	58,000,000
	Sumitomo Mitsui Banking Corp./New York
49,000	0.220%, 5/14/10	48,999,999
115,000	0.230%, 5/13/10	115,000,000
215,000	0.230%, 5/25/10	215,000,000
200,000	0.230%, 5/27/10	200,000,000
	0.260%, 5/27/10(b)(e)
60,000	(original cost $60,000,000; purchased 04/27/10)	60,000,000
50,000	0.270%, 5/28/10	50,000,000
	UBS AG
215,000	0.210%, 5/14/10	215,000,000
160,000	0.300%, 8/12/10(a)	160,000,000
115,000	0.306%, 8/18/10(a)	115,000,000

	UniCredit SPA NY
50,000	0.250%, 5/14/10	50,000,000
	UniCredit Italiano/New York Spa
119,000	0.245%, 5/07/10	119,000,000

		4,638,199,999

Commercial Paper 34.7%
	BASF AG, 144A
163,000	0.210%, 5/17/10(c)	162,984,786
	Blackrock, Inc., 144A
50,000	0.220%, 5/12/10(c)	49,996,639
15,000	0.220%, 5/13/10(c)	14,998,900
	BPCE SA, 144A
110,000	0.245%, 5/13/10(c)	109,991,017
87,000	0.245%, 6/01/10(c)	86,981,645
100,000	0.250%, 5/05/10(c)	99,997,222
77,000	0.250%, 5/10/10(c)	76,995,188
	DNB Norbank ASA, 144A
75,000	0.230%, 6/21/10(c)	74,975,562
	E.ON AG, 144A
100,000	0.200%, 5/14/10(c)	99,992,778
95,000	0.200%, 5/17/10(c)	94,991,555
	Electricite de France, 144A
50,000	0.190%, 6/02/10(c)	49,991,556
94,000	0.210%, 5/06/10(c)	93,997,258
	ENI Coordination, 144A
42,000	0.205%, 5/12/10(c)	41,997,369
	ENI Finance USA, Inc., 144A
85,000	0.200%, 5/10/10(c)	84,995,750
50,000	0.210%, 5/20/10(c)	49,994,458
50,000	0.210%, 5/27/10(c)	49,992,417
85,000	0.215%, 5/14/10(c)	84,993,401
	GDF Suez, 144A
34,000	0.210%, 5/11/10(c)	33,998,017
23,000	0.220%, 5/03/10(c)	22,999,719
65,000	0.220%, 5/07/10(c)	64,997,617
28,000	0.220%, 5/14/10(c)	27,997,775
50,000	0.220%, 5/19/10(c)	49,994,500
23,207	0.240%, 5/25/10(c)	23,203,287
75,000	0.240%, 5/28/10(c)	74,986,500
	Hydro-Quebec, 144A
35,450	0.180%, 5/10/10(c)	35,448,405
	International Finance Corp.
150,000	0.180%, 5/03/10(c)	149,998,500
200,000	0.180%, 5/05/10(c)	199,996,000
130,000	0.180%, 5/21/10(c)	129,987,000
200,000	0.180%, 5/25/10(c)	199,976,000
100,000	0.180%, 5/27/10(c)	99,986,820
50,000	0.185%, 5/06/10(c)	49,998,715
150,000	0.190%, 5/11/10(c)	149,992,083
	Intesa Funding LLC
185,000	0.230%, 5/07/10(c)	184,992,908

225,000	0.250%, 6/01/10(c)	224,951,563
	JPMorgan Chase & Co.
220,000	0.210%, 5/19/10(c)	219,976,900
150,000	0.220%, 5/27/10(c)	149,976,167
	Old Line Funding LLC
183,609	0.200%, 5/17/10, 144A(c)	183,592,457
45,012	0.220%, 5/07/10, 144A(c)	45,010,350
50,020	0.220%, 5/10/10, 144A(c)	50,017,249
54,000	0.220%, 5/11/10(c)	53,996,700
225,906	0.220%, 5/12/10, 144A(c)	225,890,936
65,015	0.220%, 5/20/10, 144A(c)	65,007,451
	Prudential PLC, 144A
70,000	0.200%, 5/05/10(c)	69,998,444
	Societe Generale North America, Inc.
125,000	0.240%, 5/03/10(c)	124,998,333
435,000	0.245%, 5/20/10(c)	434,943,752
	State Street Corp.
30,000	0.190%, 5/17/10(c)	29,997,466
5,000	0.210%, 6/07/10(c)	4,998,921
190,000	0.230%, 5/10/10(c)	189,989,075
190,000	0.235%, 5/27/10(c)	189,967,753
	Straight-A Funding LLC
63,000	0.180%, 5/05/10, 144A(c)	62,998,740
100,000	0.180%, 5/19/10, 144A(c)	99,991,000
211,000	0.190%, 5/10/10, 144A(c)	210,989,978
25,000	0.190%, 5/17/10, 144A(c)	24,997,889
50,000	0.190%, 5/17/10, 144A(c)	49,995,778
40,060	0.190%, 5/18/10, 144A(c)	40,056,406
135,000	0.190%, 5/26/10(c)	134,982,187
15,000	0.250%, 7/06/10, 144A(c)	14,993,125
50,000	0.250%, 7/06/10, 144A(c)	49,977,083
116,618	0.250%, 7/06/10, 144A(c)	116,564,550
30,000	0.260%, 7/12/10, 144A(c)	29,984,400
38,000	0.260%, 7/13/10, 144A(c)	37,979,965
78,000	0.260%, 7/13/10, 144A(c)	77,958,877
	Total Capital Canada Ltd., 144A
194,000	0.200%, 5/26/10(c)	193,973,056
85,000	0.200%, 6/04/10(c)	84,983,944
217,000	0.280%, 7/14/10(c)	216,875,105
50,000	0.280%, 7/15/10(c)	49,970,833
75,000	0.280%, 7/16/10(c)	74,955,667
	Toyota Motor Credit Corp.
100,000	0.360%, 6/04/10(c)	99,966,000
75,000	0.360%, 6/11/10(c)	74,969,250

		6,836,898,697

Loan Participation 0.5%
	Army & Air Force Exchange Services
25,000	0.300%, 5/06/10	25,000,000
	0.330%, 5/17/10(b)(e)
75,000	(original cost $75,000,000; purchased 03/16/10)	75,000,000

		100,000,000

Municipal Bonds 2.5%
	Arizona Hlth. Fac. Auth. Rev., Hlth. Fac.-Catholic West, Ser. B, F.R.W.D.
16,215	0.270%, 5/05/10(d)	16,215,000
	California Hlth. Facs. Fing. Auth. Rev., Scripps, F.R.W.D.
22,000	0.230%, 5/06/10(d)	22,000,000
	California Muni Fin. Auth. Exempt Facs. Rev., F.R.D.D.
3,600	0.240%, 5/03/10(d)	3,600,000
	Connecticut St. Hlth. & Ed. Fac. Auth. Rev., Yale Univ., F.R.W.D.
41,000	0.230%, 5/05/10(d)	41,000,000
	Gulf Coast Waste Disp. Auth. Tex. Amoco Oil Co. Proj., A.M.T., F.R.D.D.
23,300	0.240%, 5/03/10(d)	23,300,000
	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., F.R.W.D.
43,880	0.320%, 5/02/10(d)	43,880,000
	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., Ref. ExxonMobil Proj., Ser. A, F.R.D.D.
36,555	0.220%, 5/03/10(d)	36,555,000
	Massachusetts St. Hefa Harvard Univ., F.R.W.D.
25,600	0.230%, 5/06/10(d)	25,600,000
	Massachusetts St. Hefa Mit., F.R.W.D.
16,500	0.230%, 5/06/10(d)	16,500,000
	Massachusetts St. Dev. Fin. Agy. Rev., Harvard Univ., Ser. HH, F.R.W.D.
42,510	0.230%, 5/05/10(d)	42,510,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. GG2, F.R.W.D.
16,030	0.250%, 5/06/10(d)	16,030,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. R, F.R.D.D.
41,450	0.210%, 5/03/10(d)	41,450,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass Inst. Technology, Ser. J-2, F.R.W.D.
49,180	0.230%, 5/06/10(d)	49,180,000
	Mobile Cnty. Alabama Indl. Dev. Auth., F.R.D.D.
2,215	0.220%, 5/03/10(d)	2,215,000
	University of Texas Perm. Univ. Fund Sys., F.R.W.D.
27,700	0.220%, 5/06/10(d)	27,700,000
	Valdez Alaska Marine Term Rev., F.R.D.D.
24,765	0.220%, 5/03/10(d)	24,765,000
	Valdez Alaska Marine Term Rev., ExxonMobil, F.R.D.D.
800	0.220%, 5/03/10(d)	800,000
	Valdez Alaska Marine Term Rev., Exxon Pipeline, F.R.D.D.
21,900	0.220%, 5/03/10(d)	21,900,000
	Valdez Exxon Pipeline Co. Proj., F.R.D.D.
31,075	0.220%, 5/03/10(d)	31,075,000

		486,275,000

Other Corporate Obligations 7.8%
	Bank of America N.A.
108,500	0.280%, 8/10/10(a)	108,500,000
47,000	0.287%, 9/13/10, FDIC, M.T.N.(a)	47,010,598
252,800	0.364%, 1/27/11(a)	252,800,000
150,000	0.378%, 7/29/10, FDIC, M.T.N.(a)	150,000,000
68,870	0.850%, 5/12/10(a)	68,881,668
	Citigroup Funding, Inc., FDIC, M.T.N.
150,000	0.438%, 7/30/10(a)	150,000,000
	Goldman Sachs Group, Inc.
	0.410%, 8/12/10, M.T.N.(a)(b)(e)
100,000	(original cost $100,000,000; purchased 02/08/10)	100,000,000
175,000	0.420%, 7/12/10, M.T.N.(a)	175,000,000
	0.490%, 8/09/10(a)(b)(e)
275,000	(original cost $275,000,000; purchased 02/03/10)	275,000,000
	Metropolitan Life Global Funding, Inc., 144A, M.T.N.
	1.034%, 6/25/10(a)(b)
67,500	(original cost $67,685,288; purchased 01/06/10)	67,561,763
	Morgan Stanley, M.T.N.
59,000	2.350%, 5/14/10(a)	59,046,682
	Wells Fargo & Co., M.T.N.
84,000	0.471%, 8/20/10(a)	84,056,587

		1,537,857,298

Time Deposit 1.0%
	Branch Banking and Trust Co.
200,000	0.170%, 5/03/10	200,000,000

U.S. Government Agencies 15.8%
	Federal Home Loan Bank
220,000	0.154%, 8/01/11(a)	220,000,000
243,000	0.161%, 7/20/11(a)	242,909,551
90,000	0.165%, 5/21/10(c)	89,991,750
130,000	0.170%, 5/05/10(c)	129,997,544
100,000	0.170%, 5/07/10(c)	99,997,167
85,000	0.184%, 1/14/11(a)	84,975,006
19,975	0.375%, 12/17/10	19,971,293
30,000	3.000%, 12/10/10	30,475,075
	Federal Home Loan Mortgage Corp.
500,000	0.165%, 5/06/10(c)	499,988,542
100,000	0.170%, 5/05/10(c)	99,998,111
65,200	0.210%, 6/07/10(c)	65,185,928
510,000	0.232%, 8/24/10(a)	509,968,639
87,150	0.233%, 9/26/11, M.T.N.(a)	87,054,277
	Federal National Mortgage Association
605,000	0.160%, 8/11/11(a)	604,473,909
165,000	0.188%, 7/13/10(a)	164,977,749
160,000	0.199%, 8/05/10(a)	159,985,399

		3,109,949,940

U.S. Government Treasury Security 0.8%
	U.S. Treasury Bill
150,000	0.155%, 6/24/10(c)	149,965,125

Repurchase Agreements(f) 13.3%
	Banc of America Securities, Inc.
	0.220%, dated 4/30/10, due 5/03/10 in the amount of $200,003,667
200,000	(cost $200,000,000)	200,000,000
	Barclays Capital, Inc.
	0.210%, dated 4/30/10, due 5/03/10 in the amount of $500,008,750
500,000	(cost $500,000,000)	500,000,000
	Credit Suisse Securities
	0.180%, dated 4/30/10, due 5/03/10 in the amount of $125,001,875
125,000	(cost $125,000,000)	125,000,000
	Deutsche Bank Securities
	0.200%, dated 4/30/10, due 5/03/10 in the amount of $500,008,333
500,000	(cost $500,000,000)	500,000,000
	Goldman Sachs & Co.
	0.180%, dated 4/30/10, due 5/03/10 in the amount of $104,260,564
104,259	(cost $104,259,000)	104,259,000
	Goldman Sachs & Co.
	0.200%, dated 4/30/10, due 5/03/10 in the amount of $750,038,500
750,026	(cost $750,026,000)	750,026,000
	HSBC Securities (USA), Inc.
	0.200%, dated 4/30/10, due 5/03/10 in the amount of $450,007,500
450,000	(cost $450,000,000)	450,000,000

		2,629,285,000

	Total Investments 100.0% (amortized cost $19,688,431,059)(g)	19,688,431,059

	Other assets in excess of liabilities	2,175,271

	Net Assets 100.0%	$19,690,606,330

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.T.—Alternative Minimum Tax

FDIC—Federal Deposit Insurance Corporation

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

M.T.N.—Medium Term Note

N.A.—National Association (National Bank)

(a)	Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2010.
(b)	Private placement, restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $577,685,288. The aggregate value of $577,561,763 is 2.9% of net assets.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2010.
(e)	Indicates a security that has been deemed illiquid.
(f)	Collateralized by U.S. Government and Government Agency guaranteed securities.
(g)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$4,638,199,999	$—
Commerical Paper	—	6,836,898,697	—
Loan Participation	—	100,000,000	—
Municipal Bonds	—	486,275,000	—
Other Corporate Obligations	—	1,537,857,298	—
Repurchase Agreements	—	2,629,285,000	—
Time Deposit	—	200,000,000	—
U.S. Government Agencies	—	3,109,949,940	—
U.S. Government Treasury Security	—	149,965,125	—

Total	$—	$19,688,431,059	$—

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of April 30, 2010 and January 31, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Prudential Investment Portfolios 2/

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of April 30, 2010 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 88.3%
ASSET BACKED SECURITIES — 38.1%
Non-Residential Mortgage Asset-Backed Securities — 20.8%
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa2	0.534%	12/15/13	$10,000	$9,901,716
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa2	0.534	03/14/14	10,000	9,868,910
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa2	0.544	08/15/13	13,000	12,930,120
American Express Credit Account Master Trust, Ser. 2009-2, Class A(a)	Aaa	1.504	03/15/17	4,700	4,877,047
BA Credit Card Trust, Ser. 2006-A8, Class A8(a)	Aaa	0.284	05/15/16	2,200	2,175,347
BA Credit Card Trust, Ser. 2006-A11, Class A11(a)	Aaa	0.284	04/15/16	4,474	4,425,568
BA Credit Card Trust, Ser. 2007-A4, Class A4(a)	Aaa	0.294	11/15/19	6,022	5,823,652
BA Credit Card Trust, Ser. 2007-A6, Class A6(a)	Aaa	0.314	09/15/16	5,000	4,942,316
BA Credit Card Trust, Ser. 2007-A10, Class A10(a)	Aaa	0.324	12/15/16	5,000	4,938,315
BA Credit Card Trust, Ser. 2007-C1, Class C1(a)	A3	0.544	06/15/14	5,000	4,894,252
BA Credit Card Trust, Ser. 2008-A7, Class A7(a)	Aaa	0.954	12/15/14	9,400	9,491,094
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670	07/15/13	11,700	11,931,473
Bank of America Auto Trust, Ser. 2009-2A, Class A2, 144A	Aaa	1.160	02/15/12	12,100	12,123,482
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130	09/15/13	15,000	15,207,676
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670	12/15/13	8,350	8,412,192
Bank One Issuance Trust, Ser. 2004-A3, Class A3(a)	Aaa	0.424	02/15/17	1,500	1,492,850
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A4A	Aaa	5.010	04/15/12	14,050	14,417,940
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.534	02/15/14	17,758	17,744,805
Capital Auto Receivables Asset Trust, Ser. 2008-CPA, Class A1, 144A(a)	Aaa	1.104	01/15/13	4,235	4,247,172
Carmax Auto Owner Trust, Ser. 2007-2, Class A3	Aaa	5.230	12/15/11	3,650	3,687,792
Carmax Auto Owner Trust, Ser. 2008-2, Class A2B(a)	Aaa	1.154	09/15/11	4,812	4,819,222
Carmax Auto Owner Trust, Ser. 2008-2, Class A3B(a)	Aaa	1.654	10/15/12	5,000	5,052,769
Chase Issuance Trust, Ser. 2005-A6, Class A6(a)	Aaa	0.324	07/15/14	4,605	4,588,862
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.324	12/15/14	1,000	995,982
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	0.554	04/15/13	8,751	8,690,994
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.544	01/15/14	44,000	43,409,186
Chase Issuance Trust, Ser. 2007-A8, Class A(a)	Aaa	0.274	03/15/17	4,250	4,168,876
Chase Issuance Trust, Ser. 2007-A9, Class A9(a)	Aaa	0.284	06/15/14	4,000	3,983,229
Chase Issuance Trust, Ser. 2007-A10, Class A10(a)	Aaa	0.294	06/15/14	2,000	1,992,044
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.454	05/15/15	1,800	1,852,648
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	0.584	11/15/12	14,000	13,901,643
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	0.656	02/20/15	19,100	18,326,826
Citibank Credit Card Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.456	05/20/17	2,800	2,909,139
Citibank Credit Card Issuance Trust, Ser. 2009-A2, Class A2(a)	Aaa	1.804	05/15/14	35,000	35,948,815
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	B3	0.494	04/15/35	1,268	699,872
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Ca	0.434	05/15/35	1,283	470,912
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	B3	0.484	02/15/36	2,131	1,096,399
DaimlerChrysler Auto Trust, Ser. 2006-D, Class A4	AAA(b)	4.940	02/08/12	3,786	3,820,006
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700	06/08/12	4,866	4,934,292
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A1	0.394	03/15/14	9,816	9,677,533
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	0.384	10/15/12	15,000	14,994,721
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aa3	0.423	06/25/19	15,209	10,515,091
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A4B(a)	Aaa	0.294	02/15/12	2,890	2,886,778
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A4A	Aaa	5.470	06/15/12	1,100	1,142,112
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150	11/15/11	1,315	1,334,683
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	3.960	04/15/12	978	991,846
Ford Credit Auto Owner Trust, Ser. 2008-B, Class A4A	Aaa	4.950	03/15/13	6,500	6,854,710
Ford Credit Auto Owner Trust, Ser. 2009-B, Class A3	AAA(b)	2.790	08/15/13	1,000	1,021,141

Ford Credit Auto Owner Trust, Ser. 2009-D, Class A2	Aaa	1.210	01/15/12	7,000	7,013,628
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170	10/15/13	3,500	3,548,827
GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(a)	Aaa	0.624	11/15/31	9,338	8,302,364
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	0.474	12/15/32	8,975	7,695,754
GE Business Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aaa	0.434	11/15/34	12,576	9,384,772
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	0.554	06/15/13	4,000	3,996,753
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A1	0.434	03/15/15	25,000	23,829,015
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	A3	0.614	03/15/15	13,680	12,539,932
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class A3, 144A(a)	Aaa	0.523	08/25/19	7,410	6,984,122
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	Aa2	0.496	04/20/13	5,000	4,902,718
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620	03/15/14	20,000	20,376,036
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940	04/15/12	10,000	9,998,723
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A3	Aaa	1.740	09/15/13	10,000	10,044,753
Honda Auto Receivables Owner Trust, Ser. 2007-1, Class A4	AAA(b)	5.090	07/18/13	1,968	1,996,623
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.460	05/21/11	62	62,125
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.470	01/18/12	17,329	17,575,037
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790	01/15/13	1,000	1,020,595
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	0.804	07/15/13	5,200	5,195,530
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940	06/15/13	30,000	30,733,557
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.040	01/15/12	1,377	1,392,951
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A2	Aaa	4.160	05/15/11	1,527	1,528,908
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A2	Aaa	1.110	02/15/12	1,000	1,002,328
MBNA Credit Card Master Note Trust, Ser. 2003-A10, Class A10(a)	Aaa	0.514	03/15/16	6,500	6,484,166
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(a)	Aaa	0.334	10/15/14	5,000	4,981,931
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(a)	Aaa	0.314	06/15/15	1,000	993,690
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	A3	0.554	08/15/13	21,800	21,581,394
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	A3	0.544	10/15/13	7,455	7,363,767
MMCA Automobile Trust, Ser. 2009-A, Class A2, 144A	Aaa	3.260	09/15/11	14,676	14,771,252
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	0.534	03/15/13	5,000	4,798,614
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	0.554	03/15/14	17,625	16,127,557
Nissan Auto Lease Trust, Ser. 2009-B, Class A2	Aaa	1.220	09/15/11	3,000	3,002,869
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A3	Aaa	5.030	05/15/11	491	492,420
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A4	Aaa	5.160	03/15/14	2,000	2,081,825
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A3	Aaa	4.460	04/15/12	16,840	17,178,936
Nissan Auto Receivables Owner Trust, Ser. 2008-C, Class A3A	Aaa	5.930	07/15/12	1,000	1,032,067
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Ba2	0.404	11/15/18	5,902	5,624,499
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	0.486	04/25/15	2,785	2,783,832
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	0.566	07/25/13	1,756	1,758,159
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	0.616	01/25/15	6,859	6,866,096
Tal Advantage LLC, Ser. 2006-1, Class A(a)	Baa2	0.446	04/20/21	6,000	5,009,429
USAA Auto Owner Trust, Ser. 2007-1, Class A4	Aaa	5.550	02/15/13	3,700	3,823,716
USAA Auto Owner Trust, Ser. 2008-2, Class A3	Aaa	4.640	10/15/12	7,980	8,167,982
USAA Auto Owner Trust, Ser. 2008-3, Class A3	Aaa	4.280	10/15/12	5,593	5,710,802
USAA Auto Owner Trust, Ser. 2009-1, Class A2	Aaa	2.640	08/15/11	705	706,632
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.810	09/20/12	9,542	9,747,481
World Omni Auto Receivables Trust, Ser. 2008-B, Class A2	Aaa	4.130	03/15/11	1,802	1,806,258
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130	04/15/13	11,000	11,361,043
World Omni Auto Receivables Trust, Ser. 2009-A, Class A2	Aaa	2.880	10/15/11	605	608,205
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020	01/15/12	8,350	8,362,605

					736,966,328

Residential Mortgage Asset Backed Securities — 17.3%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(a)	Aaa	0.613	01/25/35	2,363	2,102,057
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Baa1	1.238	06/25/32	533	408,054

Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	Ba3	2.813	11/25/33	270	87,921
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(a)	Aaa	0.963	12/25/33	2,000	1,597,807
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	1.163	09/25/33	913	770,457
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	0.783	04/25/34	7,014	5,422,646
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	0.713	04/25/35	1,695	1,642,741
Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A1(a)	Aaa	0.563	06/25/34	263	218,355
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	1.613	02/25/33	4,993	3,836,689
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	0.953	01/25/34	1,107	898,230
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	1.013	01/25/34	2,255	1,595,305
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	B3	3.038	03/25/33	335	69,625
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	0.963	10/25/33	4,968	3,161,699
Ameriquest Mortgage Securities, Inc., Ser. 2004-R3, Class M1(a)	Aa2	0.783	05/25/34	8,264	4,934,389
Ameriquest Mortgage Securities, Inc., Ser. 2004-R5, Class M1(a)	Aa2	0.843	07/25/34	1,514	1,106,764
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	Aa3	0.473	07/25/34	5,948	4,564,552
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(a)	Aa1	0.903	09/25/34	5,200	4,220,154
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	Aaa	5.444	11/25/35	1,500	1,384,273
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5(a)	Aaa	5.730	11/25/35	1,808	1,323,156
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	Baa3	2.063	07/25/32	173	66,266
Argent Securities, Inc., Ser. 2003-W5, Class M1(a)	Aaa	0.963	10/25/33	220	175,324
Argent Securities, Inc., Ser. 2003-W7, Class A2(a)	Aaa	0.653	03/25/34	134	98,699
Argent Securities, Inc., Ser. 2004-W6, Class AV2(a)	Aaa	0.713	05/25/34	488	414,461
Argent Securities, Inc., Ser. 2004-W6, Class M1(a)	Aa2	0.813	05/25/34	2,700	2,161,524
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	5.055	09/25/33	1,000	732,146
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	Baa1	2.063	09/25/33	12,586	8,135,972
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(a)	Aa2	0.863	04/25/34	973	743,758
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(a)	Aa1	0.813	05/25/34	1,531	1,219,270
Asset Backed Funding Certs., Ser. 2003-AHL1, Class A1	Aaa	3.684	03/25/33	777	733,454
Asset Backed Funding Certs., Ser. 2003-OPT1, Class A3(a)	Aaa	0.943	04/25/33	1,169	859,923
Asset Backed Funding Certs., Ser. 2004-HE1, Class M1(a)	Aa2	1.163	03/25/34	2,334	1,872,079
Asset Backed Funding Certs., Ser. 2006-OPT1, Class A3D(a)	A2	0.503	09/25/36	6,000	3,366,786
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE5, Class M2(a)	Aa2	3.104	09/15/33	600	188,427
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE6, Class A2(a)	Aaa	0.603	11/25/33	193	141,438
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE1, Class M1(a)	Aa2	1.304	01/15/34	2,708	2,229,216
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	2.729	01/15/34	532	314,360
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE2, Class M1(a)	Aa2	1.088	04/25/34	475	350,006
Asset Backed Securities Corp. Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	0.753	07/25/35	2,500	2,415,128
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(a)	Aa2	1.083	06/25/43	1,185	682,522
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(b)	0.913	06/25/34	4,030	2,173,243
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE10, Class M1(a)	Aa2	0.913	12/25/34	1,216	1,012,547

Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE7, Class M1(a)	Aa2	0.863	08/25/34	5,737	5,290,330
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A3(a)	Aaa	0.643	11/25/35	11,000	10,560,517
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Caa2	0.433	05/25/35	19,000	6,780,435
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(a)	Caa1	0.743	09/25/35	9,265	6,360,813
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	Baa2	1.313	11/25/33	9,034	7,358,822
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ca	2.513	01/25/33	441	89,763
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	B2	0.663	03/25/35	3,000	2,219,385
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	1.993	03/25/33	466	264,138
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	0.963	06/25/33	599	472,999
Centex Home Equity, Ser. 2003-B, Class M2(a)	Baa2	1.963	06/25/33	681	330,235
Centex Home Equity, Ser. 2004-C, Class AF5	Aaa	5.980	06/25/34	15,505	14,532,883
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(a)	Aaa	0.763	05/25/32	619	550,929
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2A2(a)	Aaa	0.923	11/25/32	866	800,406
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-2, Class 2A2(a)	Aaa	0.823	02/25/33	521	494,463
Citicorp Residential Mortgage Securities, Inc., Ser. 2006-2, Class A5	Aa2	6.036	09/25/36	3,090	2,702,329
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	Baa2	6.490	06/25/37	5,560	1,402,148
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aaa	0.623	10/25/34	1,780	1,651,601
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aaa	0.693	05/25/35	1,043	1,027,445
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	Ba1	0.723	09/25/35	2,000	1,656,688
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aa1	0.363	08/25/36	1,132	1,111,712
Conseco Finance, Ser. 2001-C, Class M1(a)	Aa3	0.954	08/15/33	764	502,808
Countrywide Asset-Backed Certificates, Ser. 2002-3, Class M1(a)	Baa2	1.388	03/25/32	396	253,635
Countrywide Asset-Backed Certificates, Ser. 2003-2, Class 3A(a)	Aa3	0.763	08/26/33	533	347,563
Countrywide Asset-Backed Certificates, Ser. 2003-BC4, Class M1(a)	Aa2	1.313	07/25/33	580	490,101
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Aa1	0.763	03/25/34	1,570	1,210,649
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	0.763	05/25/34	3,500	2,355,216
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa2	0.683	08/25/35	3,300	2,935,252
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	C	0.703	04/25/36	4,000	800,198
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	C	0.713	04/25/36	1,750	563,265
Countrywide Asset-Backed Certificates, Ser. 2006-S4, Class A1(a)	Caa1	0.373	07/25/34	1,298	1,280,466
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	B3	0.353	04/25/36	6,779	5,413,321
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	C	0.483	08/25/37	10,000	2,940,720
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	B3	0.373	11/25/36	4,717	3,884,714
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	A1	1.313	08/25/33	1,918	575,402
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class 1AF4	B3	5.704	04/25/36	1,900	1,392,250
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	0.883	01/25/32	1,863	1,436,602
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Baa1	1.863	03/25/32	828	603,052
Credit-Based Asset Servicing And Securitization LLC, Ser. 2004- CB3, Class M1(a)	Aa2	1.043	03/25/34	964	780,316
Cwl, Ser. 2006-S7, Class A1(a)(c)	Caa1	0.353	11/25/35	3,789	2,652,042

Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	2.163	12/25/32	212	110,713
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa1	0.813	10/25/34	3,000	2,250,730
Equity One ABS, Inc., Ser. 2003-1, Class M1	A2	4.860	07/25/33	260	243,219
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	A3	0.723	11/25/35	10,000	5,528,690
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.843	11/25/34	11,482	10,508,680
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF4, Class A2(a)	Aaa	0.553	06/25/34	75	62,206
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF5, Class A1(a)	AAA(b)	0.623	08/25/34	752	637,418
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF8, Class M1(a)	Aa1	0.763	10/25/34	5,200	4,249,971
First Franklin Mortgage Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	C	0.913	12/25/35	3,500	78,474
First Franklin Mortgage Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	C	0.663	01/25/36	2,000	36,982
First NLC Trust, Ser. 2005-2, Class M1(a)	B1	0.743	09/25/35	2,500	1,883,501
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.313	12/25/33	1,108	832,243
Fremont Home Loan Trust, Ser. 2004-1, Class M1(a)	Aaa	0.938	02/25/34	2,015	1,706,254
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	2.213	02/25/34	329	113,430
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	1.193	07/25/34	2,400	1,821,041
GSAMP Trust, Home Equity Loan, Ser. 2003-FM1, Class M2(a)	Caa3	3.031	03/20/33	270	57,252
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aaa	1.238	11/25/33	3,568	3,153,446
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A1	2.363	11/25/33	300	138,875
GSAMP Trust, Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	1.088	03/25/34	4,959	3,920,184
GSAMP Trust, Home Equity Loan, Ser. 2006-HE6, Class A3(a)	B3	0.413	08/25/36	20,148	9,541,744
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.613	02/25/33	1,435	999,990
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Baa1	1.763	03/25/33	1,513	1,140,323
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(a)	Baa1	1.583	08/25/33	2,726	2,013,719
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	A2	1.553	08/25/33	3,175	2,393,158
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aa3	1.463	10/25/33	12,345	10,411,394
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	A2	1.343	04/25/34	1,257	953,129
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	A1	1.208	06/25/34	21,245	16,101,926
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-3, Class M1(a)	A1	1.118	08/25/34	2,754	2,204,507
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-3, Class M2(a)	A1	0.703	08/25/35	2,450	2,359,827
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-5, Class M1(a)	A1	0.743	11/25/35	2,625	1,987,350
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-8, Class M2(a)	C	0.713	02/25/36	2,000	77,494
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(a)	Aaa	0.516	01/20/35	291	272,338
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M1(a)	Aa1	0.526	03/20/36	1,334	1,220,979
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M2(a)	Aa1	0.546	03/20/36	10,685	9,605,591
HSBC Home Equity Loan Trust, Ser. 2006-3, Class A4(a)	Aaa	0.496	03/20/36	7,997	6,809,052
HSBC Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	0.406	03/20/36	15,000	13,820,184
HSBC Home Equity Loan Trust, Ser. 2007-1, Class AS(a)	Aaa	0.456	03/20/36	1,051	962,033
HSBC Home Equity Loan Trust, Ser. 2007-1, Class M1(a)	A1	0.636	03/20/36	430	234,539
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A4(a)	Aa2	1.756	11/20/36	5,360	3,505,520
HSBC Home Equity Loan Trust, Ser. 2007-3, Class M2(a)	Ba1	2.756	11/20/36	3,500	1,307,421
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	A2	0.513	03/25/36	1,400	649,981
Irwin Home Equity Corp., Ser. 2006-2, Class 2A1, 144A(a)	Aaa	0.363	02/25/36	1,155	1,001,633
JPMorgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Ba1	0.503	08/25/36	7,447	3,670,485
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	1.388	07/25/33	3,077	2,466,663
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.283	08/25/33	6,087	4,597,358
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	1.013	02/25/34	29,430	22,653,083

Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	1.088	02/25/34	6,340	5,771,966
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	0.793	06/25/34	3,474	2,768,877
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	AA+(b)	0.833	07/25/34	11,630	9,014,826
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	Ba3	0.813	06/25/35	10,000	8,484,660
Master Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1(a)	Aaa	0.613	09/25/34	806	628,346
Master Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.613	09/25/34	170	132,862
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	3.113	02/25/34	522	444,551
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class A1A(a)	AAA(b)	0.663	08/25/35	87	67,858
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1(a)	AA+(b)	1.063	08/25/35	1,850	1,379,644
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	1.913	10/25/34	3,900	2,874,297
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	BBB(b)	1.763	11/25/32	1,425	1,049,448
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(a)	Aa2	1.463	05/25/33	1,740	1,403,216
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M1(a)	Aa3	1.538	04/25/33	10,176	7,880,578
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	1.283	10/25/33	872	711,491
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	B1	3.713	04/25/33	257	69,657
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	A1	3.188	06/25/33	1,310	610,426
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	1.313	09/25/33	3,511	2,640,225
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	2.888	09/25/33	364	115,816
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(a)	AAA(b)	1.003	01/25/34	1,253	1,094,019
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(a)	Aa2	0.893	06/25/34	1,925	1,666,670
Morgan Stanley ABS Capital I, Ser. 2004-HE7, Class M1(a)	Aa1	0.863	08/25/34	3,607	2,551,365
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class A4(a)	Aaa	0.643	09/25/34	242	187,916
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class M1(a)	Aa1	0.903	09/25/34	19,810	14,567,394
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(a)	Aa2	1.313	12/27/33	2,478	2,128,759
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Aa2	0.863	05/25/34	1,038	679,489
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	AA+(b)	0.733	07/25/35	1,000	551,603
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa3	1.388	05/25/32	1,712	1,095,240
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3(a)	Aaa	1.243	02/25/33	2,205	1,806,225
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	Baa1	3.263	02/25/33	582	253,725
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	C	2.213	07/25/32	279	20,349
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	1.673	10/25/32	1,498	1,115,790
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	Baa2	2.663	10/25/32	339	85,857
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	1.613	03/25/33	1,524	1,190,160
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M3(a)	Baa2	3.638	03/25/33	468	129,124
Morgan Stanley Home Equity Loan Trust, Ser. 2005-2, Class M1(a)	Aa1	0.673	05/25/35	1,745	1,726,838
Morgan Stanley Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.713	08/25/35	150	118,893
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.388	10/25/33	9,759	8,300,409
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.385	11/25/33	15,000	14,023,979
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	1.343	01/25/34	15,718	12,308,703
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	0.853	05/25/34	8,956	6,841,163
New Century Home Equity Loan Trust, Ser. 2004-2, Class A4(a)	Aaa	0.813	08/25/34	2,430	1,827,808
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.193	11/25/34	12,150	9,769,508
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.773	02/25/35	18,267	16,588,113
Option One Mortgage Loan Trust, Ser. 2003-6, Class A2(a)	Aaa	0.593%	11/25/33	987	821,152
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	A3	1.388	11/25/32	253	119,409
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2003- 2, Class A2(a)	AAA(b)	0.863	04/25/33	2,435	2,006,730

Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	Aa2	1.163	01/25/34	2,141	1,820,929
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-3, Class M1(a)	Aa3	0.733	08/25/35	2,460	1,681,176
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	B1	0.703	12/25/35	2,000	322,588
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2004-4, Class M1	Aa2	5.181	09/25/34	1,705	1,170,063
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-5, Class AF4	A3	5.297	11/25/35	2,250	1,907,742
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.743	08/25/35	4,552	4,074,673
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	A1	0.543	05/25/36	3,000	2,455,755
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Caa3	0.453	03/25/36	8,568	4,463,982
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Ca	0.553	08/25/36	6,000	2,068,914
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2003-1, Class A(a)	Aaa	0.693	06/25/33	709	582,864
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	1.513	05/25/34	550	193,253
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4(a)	Aaa	5.335	03/25/34	891	729,986
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	Aa3	0.000	08/25/34	15,000	12,366,468
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Caa2	0.593	05/25/36	2,500	104,277
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	C	0.593	12/25/35	3,628	605,981
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	Aaa	5.550	01/25/34	4,600	4,296,138
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221	02/25/34	4,000	3,609,620
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Aa2	4.770	04/25/34	7,750	6,424,615
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	Aa2	5.600	06/25/34	10,308	7,972,935
Residential Asset Securities Corp., Ser. 2005-KS11, Class M1(a)	C	0.663	12/25/35	1,680	699,162
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(a)	Caa2	0.563	02/25/36	470	279,816
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	A2	0.363	09/25/36	1,480	1,436,090
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	C	0.483	01/25/37	7,316	2,265,723
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	C	0.483	02/25/37	7,500	1,668,323
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA-(b)	1.358	03/25/32	7,504	5,016,150
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Baa1	1.058	03/25/31	953	454,281
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	A3	1.433	07/25/31	594	323,452
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Aaa	5.022	08/25/32	2,609	2,258,152
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	1.863	12/25/33	216	99,462
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	1.058	03/25/35	1,839	1,278,821
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa3	5.500	08/25/35	2,322	1,422,558
Saxon Asset Securities Trust, Ser. 2005-3, Class M1(a)	Aa3	0.723	11/25/35	7,200	5,681,095
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	0.783	02/25/34	7,719	6,039,213
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Caa1	0.513	05/25/36	5,050	2,098,992
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	1.238	08/25/34	11,637	9,082,134
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	1.028	02/25/35	2,721	2,367,841
Specialty Underwriting & Residential Finance, Ser. 2004-BC4, Class A1B(a)	Aaa	0.663	10/25/35	832	597,072
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Baa1	0.463	12/25/36	1,883	1,656,704
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(a)	AAA(b)	0.943	01/25/33	372	301,962

Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	AAA(b)	1.263	10/25/33	10,448	7,545,664
Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4(a)	AAA(b)	0.968	03/25/34	14,910	11,785,740
Structured Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(b)	1.063	04/25/34	3,782	3,216,573
Structured Asset Investment Loan Trust, Ser. 2004-7, Class A8(a)	AAA(b)	0.863	08/25/34	1,400	1,048,720
Structured Asset Securities Corp., Ser. 2005-WF4, Class M2(a)	Caa1	0.693	11/25/35	3,500	1,468,292
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(a)	CCC(b)	0.463	12/25/35	1,321	918,741
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(a)	Aaa	0.563	04/25/34	6,840	5,637,784
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	0.563	04/25/34	8,161	6,877,023
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B(a)	Aaa	0.683	05/25/34	235	170,596

					615,974,995

COMMERCIAL MORTGAGE BACKED SECURITIES — 18.7%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(b)	4.877	11/10/42	2,584	2,582,489
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A2	AAA(b)	4.764	07/10/45	1,469	1,495,358
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(b)	0.400	04/10/49	50,000	41,181,765
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	0.420	06/10/49	30,000	27,083,076
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(b)	4.834	05/11/39	2,809	2,862,798
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	0.364	03/15/19	4,827	4,456,499
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.622	03/11/39	4,740	4,968,647
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	22,000	23,327,084
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431	10/15/49	10,000	10,188,164
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	0.376	07/15/44	10,000	9,743,033
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	2,355	2,382,744
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2A	Aaa	5.237	12/11/49	3,700	3,884,047
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A2	Aaa	4.999	06/10/44	1,793	1,794,963
Commercial Mortgage Pass-Through Certificates, Ser. 2006-CN2A, Class A2FL, 144A(a)	A(b)	0.469	02/05/19	3,000	2,785,763
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aaa	4.832	04/15/37	12,020	11,940,741
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609	02/15/39	3,580	3,750,769
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class AAB	Aaa	5.439	09/15/39	4,664	4,882,812
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(a)	AAA(b)	5.935	05/15/46	3,252	3,443,411
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(b)	5.046	07/10/45	3,000	3,010,612
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	19,867	20,211,737
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	6.032	07/10/38	40,000	41,341,540
GS Mortgage Securities Corp. II, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	0.339	03/06/20	9,550	9,220,452
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(a)	AAA(b)	5.506	04/10/38	2,000	2,034,613
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247	01/12/43	1,810	1,832,121
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(a)	Aaa	5.373	12/15/44	4,000	4,166,462
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4(a)	Aaa	5.481	12/12/44	1,380	1,430,154

JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.050	04/15/45	21,510	22,101,863
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(a)	Aaa	5.815	02/12/49	1,410	1,456,831
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3	Aaa	5.819	02/12/51	8,233	8,529,064
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	0.394	06/15/49	50,000	42,551,700
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2	Aaa	5.434	01/15/49	7,005	7,155,461
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	0.384	01/15/49	42,000	36,173,185
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(b)	5.103	11/15/30	10,753	10,880,130
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(b)	5.084	02/15/31	11,966	12,162,770
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	8,400	8,555,021
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	5,070	5,227,241
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	0.324	06/15/22	13,837	12,935,059
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(b)	5.838	05/12/39	5,000	5,206,455
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(a)	Aaa	5.878	06/12/46	19,000	19,593,072
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	0.370	12/12/49	25,000	23,493,047
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	0.350	08/12/48	35,000	31,018,831
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2FL, 144A(a)	Aaa	0.390	03/12/51	50,000	42,948,395
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	0.370	06/12/50	25,000	20,253,937
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class ASB(a)	AAA(b)	6.088	08/12/49	1,750	1,849,267
Morgan Stanley Capital I, Ser. 2005-HQ6, Class A2A	AAA(b)	4.882	08/13/42	8,390	8,506,734
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	0.414	04/15/49	50,000	43,984,115
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	0.344	09/15/21	18,885	16,915,754
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(b)	4.516	05/15/44	9,753	9,763,559
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A3SF(a)	Aaa	0.386	07/15/42	2,285	2,188,793
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	25,000	26,060,965

					665,513,103

CORPORATE BONDS — 22.3%
Aerospace & Defense — 0.6%
General Dynamics Corp., Gtd. Notes	A2	1.800	07/15/11	20,000	20,159,640

Banking — 5.3%
ANZ National International Ltd. (New Zealand), Gov’t Liquid Gtd., 144A(a)	Aaa	0.429	08/05/11	10,000	10,009,970
BBVA US Senior SAU (Spain), Gtd. Notes., 144A(a)	Aa2	0.432	05/24/11	9,000	8,978,832
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	0.568	01/31/11	20,000	20,034,480
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, M.T.N.(a)	Aa1	0.550	11/04/11	30,000	29,991,060
Countrywide Financial Corp., Gtd. Notes, M.T.N.(a)	A2	0.689	05/07/12	35,000	34,467,510
Deutsche Bank NY (Germany), Cert. of Deposit(a)	Aa1	0.604	01/19/12	15,000	14,979,090
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, M.T.N.(a)	A1	0.388	06/28/10	10,000	9,998,694
Royal Bank of Canada (Canada) Cert. of Deposit(a)	Aaa	0.678	06/23/11	20,000	20,054,900
UBS AG (Switzerland), Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	1.352	02/23/12	15,000	15,095,265
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A(a)(d)	Aa1	0.605	10/21/11	26,000	25,977,510

					189,587,311

Brokerage — 0.3%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(e)	NR	0.000	05/25/10	50,000	10,812,500

Capital Goods — 1.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.341	08/20/10	14,000	14,001,652
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	4.300	06/01/10	5,500	5,515,959
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda), Gtd. Notes(a)	Baa1	1.750	08/13/10	16,000	16,061,280

John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.(a)(d)	A2	1.004	06/10/11	1,707	1,716,250

					37,295,141

Consumer — 0.4%
Procter & Gamble International Funding SCA (Luxembourg), Gtd. Notes	Aa3	1.350	08/26/11	15,000	15,092,640

Electric — 0.8%
FPL Group Capital, Inc., Gtd. Notes(a)	Baa1	1.138	06/17/11	10,000	10,070,560
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	A-2	1.204	06/10/10	20,000	20,019,936

					30,090,496

Energy - Integrated — 0.5%
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.000	08/01/10	18,000	18,191,106

Foods — 0.3%
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	0.750	08/11/10	10,000	10,010,090

Healthcare & Pharmaceutical — 2.6%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.600	05/15/11	10,000	10,496,480
GlaxoSmithKline Capital, Inc., Gtd. Notes(a)	A1	0.875	05/13/10	25,000	25,005,520
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875	06/30/11	20,000	20,266,140
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	2.207	03/15/11	25,000	25,435,000
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	2.252	02/25/11	10,000	10,163,490

					91,366,630

Insurance — 3.7%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	1.400	02/10/12	40,000	40,293,920
Metropolitan Life Global Funding I, Notes, 144A (original cost $29,600,000; purchased 01/06/10-01/07/10)(a)(f)	Aa3	0.698	07/13/11	29,600	29,559,774
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)(d)	Baa1	0.451	06/21/10	40,000	40,005,627
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000	01/15/11	21,000	21,586,488

					131,445,809

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G(a)	Aa2	0.366	01/26/11	22,500	22,511,205

Retailers — 1.4%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	0.552	06/01/10	50,000	50,010,520

Technology — 2.0%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	5.250	02/22/11	20,000	20,737,820
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	06/15/12	5,000	5,212,810
Hewlett-Packard Co., Sr. Notes(a)	A2	1.302	05/27/11	13,000	13,144,729
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A2	0.317	06/15/10	10,200	10,200,961
Oracle Corp., Sr. Unsec’d. Notes	A2	5.000	01/15/11	20,000	20,611,120

					69,907,440

Telecommunications — 2.7%
BellSouth Corp., Gtd. Notes, 144A	A-1	4.295	04/26/11	35,000	36,344,385
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(a)(d)	A2	2.851	05/20/11	18,000	18,481,320
France Telecom SA (France), Sr. Unsec’d. Notes	A3	7.750	03/01/11	20,000	21,128,640
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	09/15/10	19,954	20,450,655

					96,405,000

					792,885,528

OTHER CORPORATE OBLIGATIONS — 5.7%
Barclays Bank PLC (United Kingdom), Gov’t Liquid Gtd., 144A(a)(g)	Aaa	1.052	03/05/12	30,000	30,272,400
Fih Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd., 144A(a)(h)	Aaa	0.500	08/17/12	25,500	25,703,974
Lloyds TSB Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(g)	Aaa	2.300	04/01/11	35,000	35,553,385
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(g)	Aaa	0.430	05/17/12	30,000	29,928,180
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(g)	Aaa	0.474	10/28/11	25,000	24,970,525
Societe Financement de L’economie Francaise (France), Gov’t. Liquid Gtd., 144A(i)	Aaa	2.000	02/25/11	30,000	30,386,550
Suncorp-Metway Ltd. (Australia), Gov’t. Liquid Gtd., 144A(a)(j)	Aaa	1.553	04/15/11	25,000	25,279,000

					202,094,014

U.S. GOVERNMENT AGENCY AND AGENCY GUARANTEED OBLIGATIONS — 3.5%
Federal Home Loan Bank(d)		3.625	12/17/10	5,785	5,893,492
General Electric Capital Corp., FDIC Gtd. Notes, M.T.N.(n)		1.800	03/11/11	35,000	35,377,020
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes(a)(n)		0.499	11/09/11	40,000	40,157,200
Pooled Funding Trust I, Gtd. Notes., 144A		2.740	02/15/12	39,300	40,218,284

					121,645,996

Total long-term investments (cost $3,300,959,937)					3,135,079,964

				Shares
SHORT-TERM INVESTMENTS — 12.0%
AFFILIATED MONEY MARKET MUTUAL FUND 3.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost 123,018,000)(k)				123,018,000	123,018,000

				Principal Amount (000)
CERTIFICATE OF DEPOSIT — 0.7%
Royal Bank of Scotland PLC (United Kingdom)(a)	P-1	0.856	07/19/10	$25,000	25,015,050

COMMERCIAL PAPER(l) — 7.4%
Altria Group	P-2	0.350	05/06/10	15,000	14,999,125
BMW US Capital LLC, 144A	P-2	0.350	05/04/10	30,000	29,998,833
BPCE SA, 144A	P-2	0.245	05/18/10	25,800	25,797,183
Cigna Corp., 144A	P-2	0.370	05/18/10	6,550	6,548,788
Cigna Corp., 144A	P-2	0.370	05/12/10	9,991	9,989,768
Clorox Co. (The), 144A	P-2	0.320	05/07/10	10,018	10,017,377
Consolidated Edison Co. of New York, 144A	P-2	0.330	05/06/10	25,000	24,998,625
E.I. Dupont De Nemours & Co., 144A	P-1	0.580	09/23/10	8,000	7,986,640
Erac USA Finance Co., 144A (original cost $9,999,075; purchased 04/26/10(f)	P-2	0.370	05/05/10	10,000	9,999,486
Erac USA Finance Co., 144A(original cost $24,990,833; purchased 04/15/10(f)	P-2	0.400	05/18/10	25,000	24,995,000
Pacific Gas & Electric Co., 144A(original cost $14,998,250; purchased 04/28/10(f)	P-2	0.350	05/10/10	15,000	14,998,542
Pacific Gas & Electric Co., 144A(original cost $8,999,388; purchased 04/28/10(f)	P-2	0.350	05/07/10	9,000	8,999,388
Safeway, Inc.	P-2	0.340	05/24/10	10,000	9,997,733
Safeway, Inc.	P-2	0.330	05/03/10	14,393	14,392,604
Toyota Motor Credit Corp.	P-1	0.360	06/15/10	20,000	19,990,800
Toyota Motor Credit Corp.	P-1	0.360	06/14/10	10,000	9,995,500
Vodafone Group PLC (United Kingdom), 144A	P-2	1.000	05/28/10	20,000	19,994,308

					263,699,700

LOAN PARTICIPATION — 0.4%
National Rural Utilities(c)		0.250	05/10/10	15,000	15,000,000

Total short-term investments (cost $426,704,961)					426,732,750

Total Investments — 100.3% (cost $3,727,664,898)(m)(o)					3,561,812,714

Liabilities in excess of other assets(p) (0.3)%					(9,566,959)

Net Assets — 100.0%					$3,552,245,755

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company.
M.T.N.	Medium Term Note.
NR	Not Rated by Moody’s or Standard & Poor’s

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

†	The ratings reflected are as of April 30, 2010. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2010.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Security segregated as collateral for swap contracts.
(e)	Represents issuer in default of interest payments; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $88,587,546. The aggregate value of $88,552,190 is approximately 2.5% of net assets.
(g)	Guaranteed by the foreign government of United Kingdom.
(h)	Guaranteed by the foreign government of Denmark.
(i)	Guaranteed by the foreign government of France.
(j)	Guaranteed by the foreign government of Australia.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	As of April 30, 2010, 1 security representing $2,652,042 and 0.1% of the total market value was fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(o)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(p)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default and interest rate swap agreements as follows:

Credit default swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit Default Swaps on Corporate Issues-Buy Protection(1):

Deutsche Bank AG	6/20/2012	$15,000	5.050%	Bank of America Corp. 6.250%, due 4/15/2012	$(1,355,375)	$—	$(1,355,375)
Goldman Sachs International	3/20/2013	12,350	1.900	Financial Security Assurance, Inc., 6.110%, due 6/29/2015	7,677	—	7,677
Goldman Sachs International	3/20/2018	2,800	2.960	MBIA Insurance Corp., 1.760%, due 10/06/2010	1,299,520	—	1,299,520
Merrill Lynch Capital Services, Inc.	3/20/2018	4,000	3.000	MBIA Insurance Corp., 1.760%, due 10/06/2010	1,851,627	—	1,851,627
Merrill Lynch Capital Services, Inc.	6/20/2010	20,000	0.700	UnitedHealth Group, Inc., 4.875%, due 4/01/2013	(18,181)	—	(18,181)

					$1,785,268	$—	$1,785,268

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of April 30, 2010.

Interest rate swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(b)
Barclays Bank PLC(a)	6/20/2010	$27,000	3.775%	3 month LIBOR	$(495,103)	$—	$(495,103)
Barclays Bank PLC(a)	7/3/2010	10,000	3.570	3 month LIBOR	(173,362)	—	(173,362)
Barclays Bank PLC(a)	12/12/2010	50,000	4.048	3 month LIBOR	(1,858,840)	—	(1,858,840)
Barclays Bank PLC(a)	12/27/2010	20,000	4.026	3 month LIBOR	(732,766)	—	(732,766)
Barclays Bank PLC(a)	3/1/2011	20,000	0.493	3 month LIBOR	(9,741)	—	(9,741)
Barclays Bank PLC(a)	2/10/2012	30,000	1.050	3 month LIBOR	(107,043)	—	(107,043)
Barclays Bank PLC(a)	3/3/2014	20,000	2.158	3 month LIBOR	(90,435)	—	(90,435)
Barclays Bank PLC(a)	12/15/2014	50,000	2.606	3 month LIBOR	(858,750)	3,415	(862,165)
Barclays Bank PLC(a)	5/16/2018	13,000	4.531	3 month LIBOR	(1,350,404)	—	(1,350,404)
Morgan Stanley Capital Services, Inc.(a)	12/15/2015	25,000	2.938	3 month LIBOR	(349,408)	—	(349,408)
Morgan Stanley Capital Services, Inc.(a)	12/15/2020	10,000	3.855	3 month LIBOR	(211,151)	—	(211,151)
Deutsche Bank AG(a)	4/15/2011	25,000	3.735	3 month LIBOR	(779,334)	—	(779,334)
Deutsche Bank AG(a)	2/15/2012	39,300	2.065	3 month LIBOR	(843,744)	—	(843,744)
Morgan Stanley Capital Services, Inc.(a)	10/1/2010	40,000	3.695	3 month LIBOR	(658,593)	—	(658,593)
Royal Bank of Scotland PLC(a)	7/21/2010	19,000	3.573	3 month LIBOR	(325,166)	—	(325,166)
Royal Bank of Scotland PLC(a)	10/3/2013	9,200	3.991	3 month LIBOR	(656,271)	—	(656,271)
Royal Bank of Scotland PLC(a)	2/18/2020	20,000	4.762	3 month LIBOR	(2,093,640)	—	(2,093,640)

					$(11,593,751)	$3,415	$(11,597,166)

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage Asset-Backed Securities	$—	$736,966,328	$—
Residential Mortgage Asset-Backed Securities	—	613,322,953	2,652,042
Commercial Mortgage-Backed Securities	—	665,513,103	—
Corporate Bonds	—	792,885,528	—
Other Corporate Obligations	—	202,094,014	—
U.S. Government Agency And Agency Guaranteed Obligations	—	121,645,996	—
Certificates of Deposit	—	25,015,050	—
Commercial Paper	—	263,699,700	—
Loan Participation	—	15,000,000	—
Affiliated Money Market Mutual Fund	123,018,000	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	1,785,268	—
Interest Rate Swap Agreements	—	(11,597,166)	—

Total	$123,018,000	$3,426,330,774	$2,652,042

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of April 30, 2010 and January 31, 2010, the Fund’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Fund.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Money Market Fund values portfolio securities at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Fund, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Fund, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2 (f/k/a Dryden Core Investment Fund)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 24, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 24, 2010

*	Print the name and title of each signing officer under his or her signature.